Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 500	$ 349
Billed receivables, net of allowances of $26 in 2013 and $33 in 2012	1,015	968
Contracts in process	2,524	2,597
Inventories	359	358
Deferred income taxes	122	95
Other current assets	129	138
Total current assets	4,649	4,505
Property, plant and equipment, net	1,039	1,016
Goodwill	7,796	7,776
Identifiable intangible assets	285	314
Deferred debt issue costs	24	29
Other assets	216	151
Total assets	14,009	13,791
Current liabilities:
Accounts payable, trade	541	494
Accrued employment costs	543	551
Accrued expenses	455	469
Advance payments and billings in excess of costs incurred	570	620
Income taxes	31	21
Other current liabilities	383	392
Total current liabilities	2,523	2,547
Pension and postretirement benefits	727	1,360
Deferred income taxes	635	328
Other liabilities	396	384
Long-term debt	3,630	3,629
Total liabilities	7,911	8,248
Commitments and contingencies (see Note 19)
L-3 shareholders' equity:
L-3 Communications Holdings, Inc.'s common stock: $.01 par value; 300,000,000 shares authorized, 85,828,485 shares outstanding at December 31, 2013 and 90,433,743 shares outstanding at December 31, 2012 (L-3 Communications Corporation's common stock: $.01 par value, 100 shares authorized, issued and outstanding)	5,653	5,314
L-3 Communications Holdings, Inc.'s treasury stock (at cost), 66,118,406 shares at December 31, 2013 and 57,418,645 shares at December 31, 2012	(5,288)	(4,488)
Retained earnings	5,768	5,191
Accumulated other comprehensive loss	(110)	(550)
Total L-3 shareholders' equity	6,023	5,467
Noncontrolling interests	75	76
Total equity	6,098	5,543
Total liabilities and equity	$ 14,009	$ 13,791